Virgin Galactic Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of Common Stock Issued and Outstanding
After giving effect to the redemption of the Class A public shares, the Repurchase, and the Secondary Purchase, shares of our common stock issued and outstanding immediately after the closing of the Virgin Galactic Business Combination were as follows:

Shareholder	No. of Shares	% Ownership
Vieco US	114,790,438	58.6%
VGH, Inc.'s public shareholders	53,122,712	27.1%
SCH Sponsor Corp. & related parties (including Mr. Palihapitiya)	25,750,000	13.1%
Boeing	1,924,402	1.0%
Shares issued to settle transaction costs (1)	413,486	0.2%
Total (2)	196,001,038	100.0%
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(1) Shared were issued in November 2019 as partial consideration for advisory services rendered in connection with the Virgin Galactic Business Combination.
(2) Outstanding shares of our common stock excludes the 1,500,000 shares of our common stock underlying the Director RSU Awards that were granted by SCH in connection with the Virgin Galactic Business Combination. The Director RSU Awards vested at the closing of the Virgin Galactic Business Combination but will not settle into shares of common stock until a date, selected by us, that occurs between January 1, 2020 and December 31, 2020.